Investment Strategy	Jun. 12, 2025
Kurv Gold Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Gold Fund seeks to exceed the price return of gold bullion by primarily investing under normal circumstances in derivative instruments on gold bullion-related exchange traded products (“ETPs”), including gold bullion-related exchange traded funds (“ETFs”) and gold bullion-related exchange traded notes (“ETNs”), backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments. The Fund may also invest in gold-bullion related ETFs directly as well as in physical gold and derivative instruments on gold.

Gold bullion-related ETFs are those that invest primarily in physical gold bullion and/or over-the-counter or exchange-traded derivatives on gold bullion such as forward contracts, futures contracts, and options contracts or swap contracts. Gold bullion-related ETNs are those with interest and/or principal payments linked to the price of gold bullion. Derivatives are primarily used as substitutes for gold bullion because they are expected to produce returns that are substantially similar to those of gold bullion. Derivatives used by the Fund are expected to produce a significant portion of the Fund’s returns. The Fund does not invest more than 25% of Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying gold index or gold price upon which they are based. Gold bullion-related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and, generally, are not actively managed.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Gold Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Gold Fund normally uses option contracts on gold bullion-related ETPs, including FLEX options, to gain exposure to gold bullion. The value of option contracts on gold bullion-related ETPs as well as gold bullion-related ETPs should closely track changes in gold bullion prices.

The Gold Fund may gain long exposure via purchasing shares of gold bullion-related ETPs or creating a synthetic long position. To achieve a synthetic long exposure, the Gold Fund buys call options of a gold bullion-related ETP and, simultaneously, sells put options of the ETP with the same expiries and strike prices to try to replicate the price movements of the underlying ETP. The combination of the long call options and sold put options seek to provide the Gold Fund with investment exposure to the gold bullion-related ETP for the duration of the application option exposure. The notional exposure to an underlying gold bullion-related ETP when the Gold Fund buys put and call options directly will not exceed 200% of net asset value.

Under normal circumstances, the Gold Fund invests at least 80% of its net assets plus any borrowings for investment purposes in physical gold or the securities of gold bullion-related ETPs or derivatives on gold or gold bullion-related ETPs.  The Gold Fund will consider the investments of the underlying ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Gold Fund will use the notional value of the derivatives it holds.

The Gold Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Gold Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Gold Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Gold Fund may write (sell) call option contracts on gold and gold bullion-related ETPs to generate income. If the Gold Fund gains long exposure synthetically, since the Gold Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the physical and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Gold Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Gold Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Gold Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Gold Fund’s synthetic and long ETP exposure. As a result, the Gold Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Gold Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Gold Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the gold or gold bullion-related ETP, however, the Gold Fund may write call options for an amount in excess of the value of an ETP position in the Gold Fund’s portfolio.

Uncovered Call and/or Put Writing

The Gold Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Gold Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Gold Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Gold Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Gold Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Gold Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Gold Fund will lose the difference.

The Gold Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Gold Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Gold Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Gold Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Gold Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s share price, while still generating net premium income. In a call option spread, the Gold Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Gold Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Gold Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Gold Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Gold Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Gold Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking gold or gold bullion-related ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Gold Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Gold Fund with a view toward enhancing the Gold Fund’s total return.

The Gold Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Gold Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Gold Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Gold ETPs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Gold Fund may also enter into reverse repurchase agreements. The Gold Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Gold Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Gold Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Gold Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Gold Fund’s fixed income investments, the Gold Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Gold Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Gold Fund’s fixed income investments, the Gold Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Gold Fund’s fixed income investments, the Gold Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Gold Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Gold Fund may invest, through its Wholly-Owned Subsidiary as discussed below, up to 5% of its assets in physical gold.

Wholly-Owned Subsidiary

Certain investments of the Gold Fund, such as physical gold and direct investments in gold bullion-related ETPs will only be held through a wholly owned and controlled foreign subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands.

The Gold Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Gold Fund, the Subsidiary may directly invest without limitation in gold or gold bullion-related ETPs; however, the Gold Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Gold Fund. The Gold Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Fund.

See “Additional Information About the Funds” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Gold Fund invests at least 80% of its net assets plus any borrowings for investment purposes in physical gold or the securities of gold bullion-related ETPs or derivatives on gold or gold bullion-related ETPs.
Kurv Silver Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Silver Fund seeks to exceed the price return of physical silver by primarily investing under normal circumstances in derivative instruments on silver and physical silver-related exchange traded products (“ETPs”), including physical silver-related exchange traded funds (“ETFs”) and silver related exchange traded notes (“ETNs”), backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments. The Fund may also invest in silver related ETFs directly as well as in physical silver and derivative instruments on silver.

Physical silver-related ETFs are those that invest primarily in physical silver and/or over-the-counter or exchange-traded derivatives on physical silver such as forward contracts, futures contracts, and options contracts or swap contracts. Silver related ETNs are those with interest and/or principal payments linked to the price of silver. Derivatives are primarily used as substitutes for silver because they are expected to produce returns that are substantially similar to those of silver. Derivatives used by the Fund are expected to produce a significant portion of the Fund’s returns. The Fund does not invest more than 25% of Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying silver index or silver price upon which they are based. silver-related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and, generally, are not actively managed.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Silver Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Silver Fund normally uses option contracts on physical silver-related ETPs, including FLEX options, to gain exposure to physical silver. The value of option contracts on physical silver-related ETPs as well as physical silver-related ETPs should closely track changes in physical silver prices.

The Silver Fund may gain long exposure via purchasing shares of physical silver-related ETPs or creating a synthetic long position. To achieve a synthetic long exposure, the Silver Fund buys call options of a physical silver-related ETP and, simultaneously, sells put options of the ETP with the same expiries and strike prices to try to replicate the price movements of the underlying ETP. The combination of the long call options and sold put options seek to provide the Silver Fund with investment exposure to the physical silver-related ETP for the duration of the application option exposure. The notional exposure to an underlying physical silver-related ETP when the Silver Fund buys put and call options directly will not exceed 200% of net asset value.

Under normal circumstances, the Silver Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities of physical silver or the securities of physical silver-related ETPs or derivatives on silver or physical silver-related ETPs.  The Silver Fund will consider the investments of the underlying ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Silver Fund will use the notional value of the derivatives it holds.

The Silver Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Silver Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Silver Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Silver Fund may write (sell) call option contracts on silver and physical silver-related ETPs to generate income. If the Silver Fund gains long exposure synthetically, since the Silver Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the physical and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Silver Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Silver Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Silver Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Silver Fund’s synthetic and long ETP exposure. As a result, the Silver Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Silver Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Silver Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the silver or physical silver-related ETP, however, the Silver Fund may write call options for an amount in excess of the value of an ETP position in the Silver Fund’s portfolio.

Uncovered Call and/or Put Writing

The Silver Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Silver Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Silver Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Silver Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Silver Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Silver Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Silver Fund will lose the difference.

The Silver Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Silver Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Silver Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Silver Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Silver Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s share price, while still generating net premium income. In a call option spread, the Silver Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Silver Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Silver Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Silver Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Silver Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Silver Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking silver or physical silver-related ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Silver Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Silver Fund with a view toward enhancing the Silver Fund’s total return.

The Silver Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Silver Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Silver Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Silver ETPs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Silver Fund may also enter into reverse repurchase agreements. The Silver Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Silver Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Silver Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Silver Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Silver Fund’s fixed income investments, the Silver Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Silver Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Silver Fund’s fixed income investments, the Silver Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Silver Fund’s fixed income investments, the Silver Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Silver Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Silver Fund may invest, through its Wholly-Owned Subsidiary as discussed below, up to 5% of its assets in physical silver.

Wholly-Owned Subsidiary

Certain investments of the Silver Fund, such as physical silver and direct investments in physical silver-related ETPs will only be held through a wholly owned and controlled foreign subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands.

The Silver Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Silver Fund, the Subsidiary may directly invest without limitation in silver or physical silver-related ETPs; however, the Silver Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Silver Fund. The Silver Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Fund.

See “Additional Information About the Funds” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Silver Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities of physical silver or the securities of physical silver-related ETPs or derivatives on silver or physical silver-related ETPs.
Kurv Platinum Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Platinum Fund seeks to exceed the price return of physical platinum by primarily investing under normal circumstances in derivative instruments on platinum and physical platinum-related exchanged traded products (“ETPs”), including physical platinum-related exchange traded funds (“ETFs”) and physical platinum-related exchange traded notes (“ETNs”), backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments. The Fund may also invest in physical platinum-related ETFs directly as well as in physical platinum and derivative instruments on platinum.

Physical platinum-related ETFs are those that invest primarily in physical platinum and/or over-the-counter or exchange-traded derivatives on physical platinum such as forward contracts, futures contracts, and options contracts or swap contracts. Physical platinum-related ETNs are those with interest and/or principal payments linked to the price of physical platinum. Derivatives are primarily used as substitutes for physical platinum because they are expected to produce returns that are substantially similar to those of physical platinum. Derivatives used by the Fund are expected to produce a significant portion of the Fund’s returns. The Fund does not invest more than 25% of Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying platinum index or platinum price upon which they are based. Physical platinum-related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and, generally, are not actively managed.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Platinum Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Platinum Fund normally uses option contracts on physical platinum-related ETPs, including FLEX options, to gain exposure to physical platinum. The value of option contracts on physical platinum-related ETPs as well as physical platinum-related ETPs should closely track changes in physical platinum prices.

The Platinum Fund may gain long exposure via purchasing shares of physical platinum-related ETPs or creating a synthetic long position. To achieve a synthetic long exposure, the Platinum Fund buys call options of a physical platinum-related ETP and, simultaneously, sells put options of the ETP with the same expiries and strike prices to try to replicate the price movements of the underlying ETP. The combination of the long call options and sold put options seek to provide the Platinum Fund with investment exposure to the physical platinum-related ETP for the duration of the application option exposure. The notional exposure to an underlying physical platinum-related ETP when the Platinum Fund buys put and call options directly will not exceed 200% of net asset value.

Under normal circumstances, the Platinum Fund invests at least 80% of its net assets plus any borrowings for investment purposes in physical platinum or the securities of physical platinum-related ETPs or derivatives on platinum or physical platinum-related ETPs.  The Platinum Fund will consider the investments of the underlying ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Platinum Fund will use the notional value of the derivatives it holds.

The Platinum Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Platinum Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Platinum Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Platinum Fund may write (sell) call option contracts on platinum and physical platinum-related ETPs to generate income. If the Platinum Fund gains long exposure synthetically, since the Platinum Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the physical and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Platinum Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Platinum Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Platinum Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Platinum Fund’s synthetic and long ETP exposure. As a result, the Platinum Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Platinum Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Platinum Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the platinum or physical platinum-related ETP, however, the Platinum Fund may write call options for an amount in excess of the value of an ETP position in the Platinum Fund’s portfolio.

Uncovered Call and/or Put Writing

The Platinum Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Platinum Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Platinum Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Platinum Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Platinum Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Platinum Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Platinum Fund will lose the difference.

The Platinum Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Platinum Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Platinum Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Platinum Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Platinum Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s share price, while still generating net premium income. In a call option spread, the Platinum Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Platinum Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Platinum Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Platinum Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Platinum Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Platinum Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking platinum or physical platinum-related ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Platinum Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Platinum Fund with a view toward enhancing the Platinum Fund’s total return.

The Platinum Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Platinum Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Platinum Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Platinum ETPs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Platinum Fund may also enter into reverse repurchase agreements. The Platinum Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Platinum Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Platinum Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Platinum Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Platinum Fund’s fixed income investments, the Platinum Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Platinum Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Platinum Fund’s fixed income investments, the Platinum Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Platinum Fund’s fixed income investments, the Platinum Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Platinum Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Platinum Fund may invest, through its Wholly-Owned Subsidiary as discussed below, up to 5% of its assets in physical platinum.

Wholly-Owned Subsidiary

Certain investments of the Platinum Fund, such as physical platinum and physical platinum-related ETPs will only be held through a wholly owned and controlled foreign subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands.

The Platinum Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Platinum Fund, the Subsidiary may directly invest without limitation in platinum or physical platinum-related ETPs; however, Platinum Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Platinum Fund. The Platinum Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Fund.

See “Additional Information About the Funds” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Platinum Fund invests at least 80% of its net assets plus any borrowings for investment purposes in physical platinum or the securities of physical platinum-related ETPs or derivatives on platinum or physical platinum-related ETPs.